--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                         Emerging Markets Portfolio II

                                 Annual Report

                         Period Ended November 30, 1997

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statement of Changes in Net Assets..................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
    Performance Chart...................................................       9
    Statement of Net Assets.............................................   10-17
    Statement of Operations.............................................      18
    Statements of Changes in Net Assets.................................      19
    Financial Highlights................................................      20
    Notes to Financial Statements.......................................   21-22
    Report of Independent Accountants...................................      23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         EMERGING MARKETS PORTFOLIO II VS.
  MSCI EMERGING MARKETS FREE EQUAL-WEIGHTED INDEX
            SEPTEMBER 1997-NOVEMBER 1997
                 GROWTH OF $10,000
                                                         EMERGING MARKETS         MSCI EMERGING MARKETS
                                                           PORTFOLIO II         FREE EQUAL-WEIGHTED INDEX

                                                                      $10,000                      $10,000
Sep 97                                                                $10,418                      $10,467
Oct 97                                                                 $8,893                       $8,792
Nov 97                                                                 $8,475                       $8,316
Total Return (%)                                          From September 1997
                                                                       -15.25
The portfolio invests in the Emerging Markets Series
of the DFA Investment Trust Company which in
turn provides access to non-U.S. large companies
in "emerging market" countries including Argentina,
Brazil, Indonesia, Israel, Malaysia, Mexico,
Philippines, Portugal, South Korea, Thailand, and
Turkey. The portfolio invests across all market
capitalizations, specifically those deemed to be
value stocks.
This was a new portfolio and its year-to-date
returns in fiscal 1997 reflect the performance
of its strategy.
Past performance is not predictive of
future performance.
MSCI Emerging Markets Free Equal-Weighted Index
is created by equal-weighting the MSCI country
returns for the 11 countries that Dimensional is
currently invested in. Courtesy of Morgan Stanley
Capital International.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1997

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The Emerging Markets Series of The DFA Investment Trust Company (Cost
    $12,012++) at Value..............................................................  $     8,818
  Receivable from Sponsor............................................................           24
  Receivable for Investment Securities Sold..........................................            6
  Prepaid Expenses and Other Assets..................................................           28
                                                                                       -----------
        Total Assets.................................................................        8,876
                                                                                       -----------
LIABILITIES:
  Payable for Fund Shares Redeemed...................................................            6
  Accrued Expenses and Other Liabilities.............................................           12
                                                                                       -----------
        Total Liabilities............................................................           18
                                                                                       -----------
NET ASSETS...........................................................................  $     8,858
                                                                                       -----------
                                                                                       -----------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)..........................    1,181,132
                                                                                       -----------
                                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............................  $      7.50
                                                                                       -----------
                                                                                       -----------
NET ASSETS CONSIST OF:
    Paid-In Capital..................................................................  $    12,063
    Accumulated Net Investment Loss..................................................           (7)
    Undistributed Net Realized Gain..................................................            1
    Accumulated Net Realized Foreign Exchange Loss...................................           (4)
    Unrealized Depreciation of Investment Securities.................................       (3,194)
    Unrealized Net Foreign Exchange Loss.............................................           (1)
                                                                                       -----------
        Total Net Assets.............................................................  $     8,858
                                                                                       -----------
                                                                                       -----------

++ Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                            STATEMENT OF OPERATIONS

                         FOR THE PERIOD AUGUST 15, 1997

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Net Investment Income from the DFA Investment Trust Company.........................  $      20
                                                                                          ---------

EXPENSES
    Administrative Services.............................................................         13
    Accounting & Transfer Agent Fees....................................................         11
    Legal Fees..........................................................................          2
    Audit Fees..........................................................................          1
    Filing Fees.........................................................................          5
    Shareholders' Reports...............................................................          5
    Directors' Fees and Expenses........................................................          1
    Organization Costs..................................................................          1
    Other...............................................................................          1
                                                                                          ---------
        Total Expenses..................................................................         40
    Less: Fees Waived...................................................................        (13)
                                                                                          ---------
    Net Expenses........................................................................         27

    NET INVESTMENT LOSS.................................................................         (7)
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities..............................................          1

Net Realized Loss on Foreign Currency Transactions......................................         (4)

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................................     (3,194)
    Translation of Foreign Currency Denominated Amounts.................................         (1)
                                                                                          ---------

    NET LOSS ON INVESTMENT SECURITIES...................................................     (3,198)
                                                                                          ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  (3,205)
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                         FOR THE PERIOD AUGUST 15, 1997

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Loss.................................................................  $      (7)
    Net Realized Gain on Investment Securities..........................................          1
    Net Realized Loss on Foreign Currency Transactions..................................         (4)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities...........................................................     (3,194)
        Translation of Foreign Currency Denominated Amounts.............................         (1)
                                                                                          ---------
        Net Decrease in Net Assets Resulting from Operations............................     (3,205)
                                                                                          ---------

Distributions From:
    Net Investment Income...............................................................         --
    Net Realized Gains..................................................................         --
                                                                                          ---------
        Total Distributions.............................................................         --
                                                                                          ---------
Capital Share Transactions (1):
    Shares Issued.......................................................................     13,077
    Shares Issued in Lieu of Cash Distributions.........................................         --
    Shares Redeemed.....................................................................     (1,058)
                                                                                          ---------
        Net Increase From Capital Share Transactions....................................     12,019
                                                                                          ---------
Capital Contribution from Sponsor.......................................................         44
                                                                                          ---------
        Total Increase..................................................................      8,858
NET ASSETS
    Beginning of Period.................................................................         --
                                                                                          ---------
    End of Period.......................................................................  $   8,858
                                                                                          ---------
                                                                                          ---------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................................      1,305
    Shares Issued in Lieu of Cash Distributions.........................................         --
    Shares Redeemed.....................................................................       (124)
                                                                                          ---------
                                                                                              1,181
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                         FOR THE PERIOD AUGUST 15, 1997

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1997

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Net Asset Value, Beginning of Period....................................................  $   10.00
                                                                                          ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................................................................      (0.01)
  Net Gains (Losses) on Securities (Realized and Unrealized)............................      (2.49)
                                                                                          ---------
  Total from Investment Operations......................................................      (2.50)
                                                                                          ---------
LESS DISTRIBUTIONS
  Net Investment Income.................................................................         --
  Net Realized Gains....................................................................         --
                                                                                          ---------
  Total Distributions...................................................................         --
                                                                                          ---------
Net Asset Value, End of Period..........................................................  $    7.50
                                                                                          ---------
                                                                                          ---------
Total Return............................................................................     (25.00)%#

Net Assets, End of Period (thousands)...................................................  $   8,858
Ratio of Expenses to Average Net Assets (1).............................................       1.35%*(a)
Ratio of Net Investment Income to Average Net Assets....................................      (0.20)%*(a)
Portfolio Turnover Rate.................................................................        N/A
Average Commission Rate.................................................................        N/A
Portfolio Turnover Rate of Master Fund Series...........................................       0.54%(b)
Average Commission Rate of Master Fund Series (2).......................................  $  0.0010(b)

--------------

*  Annualized

#  Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers not been in effect, the ratio of expenses to average net assets for the period ended November 30, 1997 would have been 1.75% and the ratio of net investment income to average net assets for the period ended November 30, 1997 would have been (0.60)%. Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios. Additionally, the plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.

(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

(b) Items calculated for the year ended November 30, 1997.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Emerging Markets Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 1997, the Portfolio owned 4 % of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1997, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective August 1, 1997, the Advisor has agreed to waive its fees.

    In addition, each sponsor of a benefit plan which invests in the portfolio has agreed to make a voluntary monthly contribution to the portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

D. INVESTMENTS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................         --
Gross Unrealized Depreciation...........................  $  (3,195)
                                                          ---------
Net.....................................................  $  (3,195)
                                                          ---------
                                                          ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the period ended November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., Emerging Markets Portfolio II, as of November 30, 1997, and the related statement of operations, changes in net assets and financial highlights for the period from August 15, 1997 (commencement of operations) to November 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., Emerging Markets Portfolio II, as of November 30, 1997, and the results of its operations, the changes in its net assets and its financial highlights for the period from August 15, 1997 (commencement of operations) to November 30, 1997, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            EMERGING MARKETS SERIES VS.
  MSCI EMERGING MARKETS FREE EQUAL-WEIGHTED INDEX
              MAY 1994-NOVEMBER 1997
                 GROWTH OF $10,000
                                                      EMERGING MARKETS       MSCI EMERGING MARKETS
                                                           SERIES          FREE EQUAL-WEIGHTED INDEX
04/94                                                            $10,000                      $10,000
05/94                                                            $10,330                      $10,456
06/94                                                            $10,210                      $10,170
07/94                                                            $10,970                      $10,928
08/94                                                            $11,959                      $12,247
09/94                                                            $12,090                      $12,316
10/94                                                            $11,740                      $12,126
11/94                                                            $11,370                      $11,594
12/94                                                            $10,551                      $10,722
01/95                                                             $9,570                       $9,530
02/95                                                             $9,521                       $9,352
03/95                                                             $9,941                       $9,719
04/95                                                            $10,431                      $10,340
05/95                                                            $11,170                      $11,054
06/95                                                            $11,241                      $11,012
07/95                                                            $11,690                      $11,368
08/95                                                            $11,251                      $10,815
09/95                                                            $11,040                      $10,637
10/95                                                            $10,670                      $10,226
11/95                                                            $10,626                      $10,090
12/95                                                            $10,948                      $10,517
01/96                                                            $12,129                      $11,591
02/96                                                            $11,876                      $11,438
03/96                                                            $11,977                      $11,510
04/96                                                            $12,321                      $11,845
05/96                                                            $12,321                      $11,941
06/96                                                            $12,422                      $12,105
07/96                                                            $11,361                      $11,107
08/96                                                            $11,684                      $11,456
09/96                                                            $11,936                      $11,746
10/96                                                            $11,674                      $11,436
11/96                                                            $12,088                      $11,940
12/96                                                            $12,250                      $12,123
01/97                                                            $13,502                      $13,532
02/97                                                            $13,674                      $13,705
03/97                                                            $13,289                      $13,339
04/97                                                            $12,774                      $12,812
05/97                                                            $13,410                      $13,408
06/97                                                            $13,965                      $13,750
07/97                                                            $13,985                      $13,777
08/97                                                            $11,946                      $11,545
09/97                                                            $12,440                      $12,084
10/97                                                            $10,603                      $10,151
11/97                                                            $10,038                       $9,601
Annualized Total Return (%)
One Year                                                          -16.96
From May 1994                                                       0.10
The series provides access to non-U.S.
large companies in "emerging market"
countries including Argentina, Brazil,
Indonesia, Israel, Malaysia, Mexico,
Phillippines, Portugal, South Korea,
Thailand, and Turkey. The series
invests across all market capitalizations,
specifically those deemed to be value stocks.
The series' returns in fiscal 1997
reflected the performance on an
equally-weighted emerging markets
country portfolio. Past performance is
not predictive of future performance.
MSCI Emerging Markets Free Equal-
Weighted Index is created by
equal-weighting the MSCI country
returns for the 11 countries that
Dimensional is currently invested
in. Courtesy of Morgan Stanley
Capital International.

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
TURKEY -- (13.7%)
COMMON STOCKS -- (13.7%)
 Akbank................................................    44,605,001  $  2,907,460
 Akcansa Cimento Sanayi ve Ticaret SA..................     1,292,130       224,598
 Aksa..................................................     5,331,354       415,650
 Aksigorta A.S.........................................     5,616,000       301,465
 Alarko Holding........................................     1,163,620       237,953
 Alarko Sanayii ve Ticaret A.S.........................     1,093,333        93,624
 Arcelik A.S...........................................    10,279,104       906,493
 Aygaz.................................................     1,946,480       293,557
 Bekoteknik Sanayi A.S.................................     3,352,872       197,122
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     4,312,500        79,369
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     1,116,000       564,832
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................       985,000       173,730
 Cimentas A.S..........................................       414,813        50,366
 Cukurova Elektrik A.S.................................       518,000       993,073
 Dogan Sirketler Grubu Holdings A.S....................     9,472,050       358,340
 Doktas................................................        54,400        15,852
 EGE Biracilik ve Malt Sanayii A.S.....................     4,371,408       446,963
 *Eczacibasi Ilac......................................     2,130,940        99,136
 Enka Holding..........................................       649,996       515,065
 Erciyas Biracilik.....................................     3,127,160       463,626
 Eregli Demir ve Celik Fabrikalari Turk A.S............     6,353,000       844,447
 Es Kisehir Bankasi Esbank.............................    10,018,747        71,707
 Good Year Lastikleri A.S..............................       586,000       248,654
 Guney Biracilik.......................................     1,004,640        69,337
 Hurriyet Gazette......................................     1,382,000       236,686
 *Ihlas Holding........................................     3,025,057       487,152
 *Izmir Demir Celik....................................     4,092,600        43,938
 Kartonsan.............................................     1,417,500        79,714
 Koc Holding A.S.......................................    14,939,998     3,551,595
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     2,170,000       160,860
 Migros Turk A.S.......................................       960,225       908,165
 *Netas Northern Electric Telekomunikasyon A.S.........     1,254,000       493,638
 Otosan Otomobil A.S...................................     1,389,000     1,082,909
 Peg Profilo A.S.......................................     4,561,497       239,029
 Raks Elektroniks A.S..................................       307,000        76,120
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............       794,000        75,095
 *T. Tuborg Bira ve Malt Sanayi A.S....................       390,000         7,876
 Tat Konserve..........................................     2,252,495       115,155
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,400,000       178,932
 Tofas Turk Otomobil Fabrikasi A.S.....................    13,341,375       733,211
 Trakya Cam Sanayii A.S................................     8,084,792       557,985
 Turcas Petrolculuk A.S................................     4,884,018       114,856
 Turk Demir Dokum......................................     2,522,491       180,542
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       997,500        82,868
 *Turk Sise Cam........................................    11,047,772       790,720

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Turkiye Garanti Bankasi A.S...........................    39,924,442  $  2,143,128
 Turkiye Is Bankasi A.S. Series C......................    49,851,000     5,415,678
 USAS (Ucak Servisi A.S.)..............................        59,500       138,404
 Yapi ve Kredi Bankasi A.S.............................    61,281,968     1,911,096
                                                                       ------------
TOTAL -- TURKEY
  (Cost $16,080,991)...................................                  30,377,771
                                                                       ------------
PORTUGAL -- (11.7%)
COMMON STOCKS -- (11.7%)
 BCP (Banco Comercial Portugues SA)....................       174,539     3,680,417
 Banco Espirito Santo e Commercial de Lisboa...........       115,000     3,234,753
 Banco Pinto & Sotto Mayor SA..........................       129,900     1,758,814
 Banco Totta & Acores SA...............................        70,500     1,330,115
 Cimpor Cimentos de Portugal SA........................        28,685       726,476
 *Companhia de Seguros Mundial Confianca SA............        64,600     1,080,789
 Companhia de Seguros Tranquilidade SA.................        28,400       669,774
 Companhia Geral de Credito Predial Portugues SA.......        16,585       163,356
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        20,700       235,475
 *Credito Predial -- New Shares........................         1,658        15,644
 EFACEC (Empresa Fabril de Maquinas Electricas)........        17,600       122,568
 Engil Sociedade Gestora de Participacoes Sociais SA...        21,000       225,953
 *Filmes Lusomundo SA..................................         8,300        67,704
 *Inparsa Industrias e Participacoes S.G.P.S. SA.......        23,250       411,561
 *Inparsa Industrias e Participacoes S.G.P.S. SA Em
   97..................................................         5,812       102,890
 Investimentos Participacoes e Gestao SA Inapa.........         8,000       266,356
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        32,998     1,042,803
 Jeronimo Martins S.G.P.S. SA..........................        49,497     1,552,669
 *Lusotur Sociedad Financeira de Turismo SA............         5,500        55,577
 Mague-Gestao e Participacoes SA.......................         5,200       137,062
 Modelo Continente SGPS SA.............................        44,400     1,921,757
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        59,800       384,265
 Portugal Telecom SA...................................        66,928     3,082,527
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................        11,164       260,035
 *Sociedad Construcoes Soares da Costa SA..............         9,730        75,590
 Sociedade de Investimento e Gestao SGPS SA............        34,300       761,334
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        20,300       287,474

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        46,500  $  1,737,847
 Uniceruniao Cervejeira SA.............................        28,200       441,285
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,961,697)...................................                  25,832,870
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Inparsa Industrias e Participacoes S.G.P.S. SA Rights
   12/09/97
   (Cost $0)...........................................        23,250       101,665
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $15,961,697)...................................                  25,934,535
                                                                       ------------
ISRAEL -- (11.7%)
COMMON STOCKS -- (11.7%)
 *Africa-Israel Investments, Ltd.......................         2,840       185,377
 *Africa-Israel Investments, Ltd.......................           155        89,831
 Agis Industries (1983), Ltd...........................        21,736       171,975
 American Israeli Paper Mills, Ltd.....................         3,291       148,790
 Bank Hapoalim B.M.....................................     1,338,174     3,267,030
 Bank Leumi Le-Israel..................................     1,536,374     2,452,857
 Bezek, Ltd............................................       786,446     2,053,372
 *Blue Square Chain Stores Properties Investment.......        33,294       302,934
 CLAL Electronics Industries, Ltd......................         4,042       632,819
 CLAL Industries, Ltd..................................       152,265       812,323
 CLAL Insurance, Ltd...................................        44,145       471,520
 CLAL Israel, Ltd......................................     3,340,000       953,223
 Delek Isreal..........................................         9,782       344,131
 Elbit Medical Imaging.................................        17,319       104,239
 Elbit Systems, Ltd....................................        17,319       215,818
 Elbit, Ltd............................................        17,320        68,273
 Elite Industries, Ltd.................................         5,700       153,334
 Elron Electronic Industries, Ltd......................        22,603       338,513
 *First International Bank of Israel...................         3,472       443,450
 First International Bank of Israel....................           486       344,366
 IDB Bankholding Corp., Ltd............................        41,821       908,411
 IDB Development Corp., Ltd.
   Series A............................................        49,587     1,103,011
 *Industrial Building Corp., Ltd.......................       333,000       559,871
 Israel Chemicals, Ltd.................................     1,322,800     1,738,097
 *Israel Corp. Series A................................         5,500       427,388
 Koor Industries, Ltd..................................        16,466     1,774,208
 *Leumi Holdings Insurance.............................       279,107       175,874
 *Makhteshim Chemical Works, Ltd.......................        72,165       509,997
 *Matav Cable Israel...................................        19,027       149,466
 Osem Investment, Ltd..................................        85,580       388,369
 Property and Building Corp., Ltd......................         4,269       319,668
 Super-Sol, Ltd. Series B..............................       192,400       540,947
 Tadiran, Ltd..........................................        17,306       672,874
 Tambour...............................................        26,898        52,368
 Teva Pharmaceutical Industries, Ltd...................        60,410     2,996,653
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $21,831,569)...................................                  25,871,377
                                                                       ------------
MEXICO -- (11.6%)
COMMON STOCKS -- (11.6%)
 *Altos Hornos de Mexico S.A...........................        97,000       234,628
 Apasco S.A. de C.V....................................        69,000       408,007
 Carso Global Telecom S.A. de C.V. Telecom Series A1...       192,000       689,846
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Cementos de Mexico S.A. de C.V. Series B.............       354,000  $  1,733,238
 Cifra S.A. de C.V. Series A...........................        79,377       154,683
 Cifra S.A. de C.V. Series C...........................       799,000     1,527,831
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................       175,000       187,564
 Desc S.A. de C.V. Series B............................        75,000       710,673
 Desc S.A. de C.V. Series C............................         1,381        12,918
 El Puerto de Liverpool S.A. Series C1.................       349,500       463,983
 Empresas ICA Sociedad Controladora S.A. de C.V........       198,000       516,069
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       583,154
 Fomento Economico Mexicano S.A. de C.V. Series B......       135,000     1,108,211
 *Gruma S.A. de C.V. Series B..........................        87,466       356,342
 Grupo Carso S.A. de C.V. Series A-1...................       203,000     1,335,115
 Grupo Celanese SA Series B-1..........................       140,000       332,500
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   B...................................................       406,000       890,077
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        13,187        26,083
 *Grupo Financiero Bancomer S.A. de C.V. Series B......     1,246,380       716,508
 *Grupo Financiero Bancomer S.A. de C.V. Series L......         7,792         3,037
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................        30,000        21,923
 Grupo Financiero Inbursa-C............................       239,699       884,581
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Series B............................................        24,757        24,424
 *Grupo Financiero Serfin S.A. de C.V. Series B........       715,102       160,256
 *Grupo Gigante S.A. Series B..........................       341,400       123,911
 Grupo Industrial Alfa S.A. Series A...................       150,290     1,133,051
 Grupo Industrial Bimbo S.A. de C.V. Series A..........        98,000       799,705
 Grupo Industrial Maseca S.A. de C.V. Series B.........       229,000       235,958
 Grupo Mexico S.A. de C.V. Series B....................       172,000       655,695
 Grupo Modelo S.A. de C.V. --
   Series C............................................        78,000       661,200
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D, + Series L)............................        70,000     1,295,897
 Hylsamex S.A. de C.V. Series B........................        60,000       387,307
 Industrias Penoles S.A. de C.V........................       103,000       424,016
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000     1,002,980
 Organizacion Soriana S.A. de C.V. Series B............       150,000       555,384
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       242,469
 Telefonos de Mexico S.A. Series A.....................        50,000       123,926
 Telefonos de Mexico S.A. Series L.....................     1,521,000     3,816,148
 *Tolmex S.A. de C.V. Series B-2.......................        16,000        85,938
 *Tubos de Acero de Mexico S.A.........................        17,000       376,419
 Vitro S.A.............................................       121,600       521,321
                                                                       ------------
TOTAL -- MEXICO
  (Cost $18,548,269)...................................                  25,522,976
                                                                       ------------

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
ARGENTINA -- (10.3%)
COMMON STOCKS -- (10.3%)
 *Acindar Industria Argentina de Aceros SA Series A....       164,000  $    351,928
 *Alpargatas SA Industrial y Comercial.................       150,000        70,230
 Astra Cia Argentina de Petroleos SA...................       336,690       579,350
 Bagley y Cia, Ltd. SA Series B........................       106,228       201,918
 Banco de Galicia y Buenos Aires SA Series A...........       210,661     1,228,670
 *Banco del Sud Sociedad Anonima Series B..............        29,000       281,998
 Banco Frances del Rio de la Plata SA..................       105,970       943,529
 *Buenos Aires Embotelladora SA Series B...............           100         7,603
 CIADEA SA.............................................        76,559       101,868
 Capex SA Series A.....................................        18,000       121,911
 *Celulosa Argentina SA Series B.......................        75,000        20,109
 Central Costanera SA Series B.........................        20,000        51,021
 Central Puerto SA Series B............................        16,000        43,298
 Corcemar SA Series B..................................        19,226        83,668
 Garovaglio y Zorraquin SA.............................        28,000        85,156
 *Indupa SA Industrial y Comercial.....................       180,366       215,628
 Irsa Inversiones y Representaciones SA................        73,979       236,832
 Juan Minetti SA.......................................        94,039       269,065
 Ledesma SA............................................       135,377       131,372
 Metrogas SA Series B..................................       403,115       326,660
 Molinos Rio de la Plata SA Series B...................       125,287       273,240
 Naviera Perez Companc SA Series B.....................       540,429     3,860,284
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        25,542       114,987
 *Sevel Argentina SA Series C..........................        79,033        73,532
 Siderar SAIC Series A.................................        21,280        85,582
 Siderca SA Series A...................................       714,907     1,973,972
 Sociedad Comercial del Plata..........................       187,740       223,505
 Telecom Argentina Stet-France SA Series B.............       317,000     1,934,513
 Telefonica de Argentina SA Series B...................       738,000     2,443,806
 Transportadora de Gas del Sur SA Series B.............       398,000       856,060
 YPF Sociedad Anonima Yacimientos Petroliferos Fiscales
   Series D............................................       165,000     5,562,836
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $18,213,551)...................................                  22,754,131
                                                                       ------------
BRAZIL -- (8.6%)
PREFERRED STOCKS -- (4.5%)
 Aracruz Celulose SA Series B..........................       251,999       358,918
 Banco Bradesco SA.....................................    80,023,042       584,305
 Banco Credito Nacional SA Brasil......................     9,000,000        55,980
 Banco do Brasil SA....................................    79,270,000       560,942
 Banco Itau SA.........................................     2,850,000     1,274,283
 Brasiliero de Petroleo Ipiranga.......................    12,300,000       153,011
 Brasmotor SA..........................................       600,000        67,067
 COFAP (Cia Fabricadora De Pecas)......................         5,100        19,309
 Centrais Electricas de Santa Catarin Celesc Series
   B...................................................       180,000       189,844
 Cervejaria Brahma.....................................     2,490,767     1,650,288
 Cimento Portland Itau.................................       630,000       114,150
 Copene-Petroquimica do Nordeste SA Series A...........       624,000       132,188
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Coteminas Cia Tecidos Norte de Minas..................       480,000  $    173,077
 Duratex SA............................................     2,900,000       105,090
 Ericsson Telecomunicacoes SA..........................    15,480,000       544,220
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875        95,666
 Investimentos Itau SA.................................       730,000       473,799
 *Lojas Americanas SA..................................     1,610,000        11,393
 Lojas Renner SA.......................................       800,000        23,762
 Multibras Eletrodomesticos SA.........................       315,000       130,619
 *Paranapanema SA......................................     2,120,000        13,569
 Sadia Concordia SA....................................       100,000        68,510
 Siderurgica Belgo-Mineira.............................       970,000        55,953
 Siderurgica de Tubarao Sid Tubaroo Series B...........    11,520,000       169,270
 *Siderurgica Paulista Casipa Series B.................        65,000        15,234
 Suzano de Papel e Celulose............................        54,000        91,271
 Telecomunicacoes Brasileiras SA.......................       137,922        14,173
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        52,039       330,718
 Unibanco Unias de Bancos Brasileiros SA...............    25,926,000       803,958
 Vale do Rio Doce......................................        81,160     1,426,645
 Votorantim Celulose e Papel SA........................     9,467,325       204,823
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $9,908,895)....................................                   9,912,035
                                                                       ------------
COMMON STOCKS -- (4.1%)
 Acos Especiais Itabira-Acesita Aces...................    25,963,524        23,405
 Antarctica Paulista I.B.B.C. Anta.....................         3,000       251,476
 Banco Bamerindus do Brazil SA.........................         2,400        25,962
 Banco Bradesco SA.....................................   146,489,164     1,069,621
 *Banco do Estado de Sao Paulo SA......................     5,100,000       174,700
 Embraco SA............................................       130,000        37,500
 *Empresa Nasional de Comercio Redito e Participacoes
   SA..................................................       480,000             0
 *Lojas Americanas SA..................................    10,520,000        60,930
 *Mannesmann SA........................................       149,000        18,133
 Petroquimica do Sul Copesul...........................     8,276,000       302,144
 Santista Alimentos SA.................................        72,000       123,318
 Siderurgica Nacional Sid Nacional.....................    26,651,000       720,732
 Souza Cruz Industria e Comercio.......................        71,000       547,222
 Telecomunicacoes Brasileiras SA.......................    57,550,000     5,343,450
 VSMA (Cia Vidraria Santa Marina)......................        54,000       105,631
 White Martins SA......................................       208,662       282,146
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,491,328)....................................                   9,086,370
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banco do Brasil SA Warrants Series A 06/30/01........     5,038,000         8,947
 *Banco do Brasil SA Warrants Series B 06/30/06........       433,820           802
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       9,749
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $16,400,223)...................................                  19,008,154
                                                                       ------------
MALAYSIA -- (7.3%)
COMMON STOCKS -- (6.5%)
 AMMB Holdings Berhad..................................       103,600        89,028

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...         2,000  $        218
 Affin Holdings Berhad.................................       113,000        50,527
 Amsteel Corp. Berhad..................................       264,000        66,926
 *Aokam Perdana Berhad.................................        10,000         1,919
 Arab Malaysia Corp. Berhad............................        56,000        25,184
 Asiatic Development Berhad............................       118,000        37,181
 Ban Hin Lee Bank Berhad...............................        20,000        28,645
 Bandar Raya Developments Berhad.......................        23,000         6,786
 Batu Kawan Berhad.....................................        46,000        56,132
 Berjaya Group Berhad..................................        94,000        32,850
 Berjaya Leisure Berhad................................        91,000        73,248
 Berjaya Sports Toto Berhad............................        79,000       173,115
 Boustead Holdings Berhad..............................        32,000        33,182
 Cahya Mata Sarawak Berhad.............................        66,000        46,319
 Carlsberg Brewery Malaysia Berhad.....................        38,000       130,620
 Commerce Asset Holding Berhad.........................       157,200        84,656
 Country Heights Holdings Berhad.......................        40,000        41,478
 Cycle & Carriage Bintang Berhad.......................        15,000        17,531
 DCB Holdings Berhad...................................       416,000       244,282
 *DCB Sakura Merchant New Shares.......................         4,100         1,503
 Diversified Resources Berhad..........................        28,000        13,474
 Edaran Otomobil Nasional Berhad.......................        56,000       129,933
 Ekran Berhad..........................................       108,000        85,075
 Esso Malaysia Berhad..................................        43,000        57,398
 *Faber Group Berhad...................................       169,600        37,894
 Fraser & Neave Holdings Berhad........................        27,000        42,924
 Gadek (Malaysia) Berhad...............................        11,000         9,831
 Gamuda Berhad.........................................        60,000        71,841
 Genting Berhad........................................       175,000       403,533
 Golden Hope Plantations Berhad........................       246,000       281,864
 Guiness Anchor Berhad.................................        48,000        58,298
 Hap Seng Consolidated Berhad..........................        49,000        68,495
 Hicom Holdings Berhad.................................       259,000       148,380
 Highlands and Lowlands Berhad.........................       151,000       165,229
 Hong Leong Bank Berhad................................       149,125       102,092
 Hong Leong Credit Berhad..............................        80,300        69,925
 Hong Leong Industries Berhad..........................        30,200        37,198
 Hong Leong Properties Berhad..........................       112,000        31,761
 Hume Industries (Malaysia) Berhad.....................        52,000        58,687
 IJM Corp. Berhad......................................        56,000        20,853
 IOI Corp. Berhad......................................       211,000       107,584
 *Idris Hydraulic (Malaysia) Berhad....................        89,000        25,494
 Innovest Berhad.......................................        53,000        18,370
 *Intria Berhad........................................        80,000        11,458
 Jaya Tiasa Holdings Berhad............................        64,000       112,746
 KFC Holdings (Malaysia) Berhad........................        29,000        43,196
 Kamunting Corp. Berhad................................        40,000         7,906
 Kedah Cement Holdings Berhad..........................        74,000        26,284
 Kuala Lumpur Kepong Berhad............................       177,500       388,960
 Land -- General Berhad................................        35,000        11,028
 Leader Universal Holdings Berhad......................        69,000        23,718
 Leisure Management Berhad.............................        23,000       111,342
 Lingui Development Berhad.............................        78,000        38,430
 Lion Land Berhad......................................         1,000           238
 MBF Holdings Berhad...................................       141,000        24,637
 MNI Holdings Berhad...................................        10,000         9,395
 Magnum Corp. Berhad...................................       374,500       243,513
 Malakoff Berhad.......................................        47,000        74,047
 Malayan Banking Berhad................................       285,000       730,656
 Malayan Cement Berhad.................................        65,750        40,116
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Malayan United Industries Berhad......................        70,000  $     19,650
 Malaysia Industrial Development Finance Berhad........       133,000        51,813
 Malaysia Mining Corp. Berhad..........................       175,000        69,678
 Malaysian Airlines System.............................       192,000       141,895
 Malaysian Helicopter Services Berhad..................       110,000        19,221
 Malaysian International Shipping Corp. (Foreign)......        85,666        99,628
 Malaysian Oxygen Berhad...............................        22,000        56,717
 Malaysian Pacific Industries..........................        52,000       142,995
 Malaysian Resources Corp. Berhad......................       240,333        96,380
 Metroplex Berhad......................................       173,000        60,953
 Mulpha International Berhad...........................       133,750        25,669
 Multi-Purpose Holdings Berhad.........................        86,000        33,749
 Nestle (Malaysia) Berhad..............................        58,000       297,390
 New Straits Times Press (Malaysia) Berhad.............        41,000        45,568
 Notth Borneo Timbers Berhad...........................         8,000       103,694
 Nylex (Malaysia) Berhad...............................        12,000         4,812
 OSK Holdings..........................................        34,000        14,804
 Oriental Holdings Berhad..............................        66,880       101,535
 Oyl Industries Berhad.................................        34,000        92,523
 Perlis Plantations Berhad.............................        76,500       153,393
 Pernas International Holdings Berhad..................        71,000        21,151
 Perusahaan Otomobil Nasional Berhad...................       135,000       181,751
 Petronas Gas Berhad...................................       450,000     1,114,997
 Phileo Allied Berhad..................................        54,000        27,843
 Phileo Land Berhad....................................        27,000        22,816
 Public Bank Berhad (Foreign)..........................        10,666         6,233
 RJ Reynolds Berhad....................................        41,000        69,879
 Rashid Hussain Berhad.................................        97,000       116,699
 Renong Berhad.........................................       460,000       237,179
 Resorts World Berhad..................................       272,000       389,569
 Road Builders (Malaysia) Holdings Berhad..............        13,000         7,820
 Rothmans of Pall Mall Malaysia Berhad.................        71,000       630,471
 Sarawak Enterprise Corp. Berhad.......................       296,000       108,529
 Shell Refining Co. Federation of Malaysia Berhad......        65,000       127,541
 Sime Darby Berhad (Malaysia)..........................       580,800       582,291
 Sime UEP Properties Berhad............................        84,000        60,635
 Southern Bank Berhad (Foreign)........................        51,000        26,442
 Southern Bank Berhad (Foreign) Issue 97...............        38,250        18,517
 *Southern Bank Berhad Issue 97........................        25,500        12,344
 Southern Steel Berhad.................................        45,000        39,959
 *Sri Hartamas Corp. Berhad............................        65,000        10,054
 Sungei Way Holdings Berhad............................        63,000        25,265
 Ta Enterprise Berhad..................................       107,000        32,182
 Tan Chong Motor Holdings Berhad.......................       141,000        76,739
 Technology Resources (Industries) Berhad..............       188,000       152,940
 Telekom Malaysia Berhad...............................       611,000     1,365,152
 Tenaga Nasional Berhad................................       722,000     1,344,299
 Time Engineering Berhad...............................       156,000        50,048
 Tractors Malaysia Holdings Berhad.....................        22,000        12,604
 UMW Holdings Berhad...................................        54,800        51,801
 Uniphoenix Corp. Berhad...............................        61,000        78,630
 United Engineering (Malaysia) Berhad..................       165,198       153,319

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 YTL Corp. Berhad......................................       161,500  $    157,288
 YTL Corp. Berhad Issue 97.............................        80,750        74,943
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,859,963)...................................                  14,205,098
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.8%)
 *Malaysian Ringetts (Cost $1,828,204).................                   1,828,869
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $36,688,167)...................................                  16,033,967
                                                                       ------------
INDONESIA -- (6.8%)
COMMON STOCKS -- (6.4%)
 Bank Niaga Tbk........................................       151,380        17,638
 PT Asahimas Flat Glass Co., Ltd. Tbk..................        75,000         6,683
 PT Astra International Tbk............................     1,003,000       522,467
 PT Bakrie & Brothers Tbk..............................     1,259,000       155,325
 PT Bank Danamon (Foreign).............................     1,121,000       138,300
 PT Bank International Indonesia (Foreign).............     1,855,993       241,699
 PT Barito Pacific Timber..............................       910,000       386,703
 PT Bimantara Citra....................................       589,000       359,294
 PT Charoen Pokphand Indonesia (Foreign)...............        95,000         9,767
 PT Ciputra Development Tbk............................       262,000        26,936
 PT Citra Marga Nusaphala Persada......................       705,000       154,626
 *PT Citra Marga Nusaphala Persada Tbk.................       255,000        55,929
 PT Dankos Laboratories Tbk............................        21,000         9,500
 PT Duta Pertiwi.......................................       200,000        16,450
 PT Gajah Tunngal Tbk..................................     2,058,000       225,689
 PT GT Kabelmetal Indonesia Tbk........................       106,000        19,616
 PT GT Petrochem Industries Tbk........................        70,000         7,676
 PT Hanjaya Mandala Sampoerna Tbk......................       496,500       660,185
 PT Hero Supermarket Tbk...............................        78,000        33,146
 PT Indah Kiat Pulp & Paper Corp.......................     2,221,601       517,713
 PT Indocement Tunggal Prakarsa........................     1,318,000       569,115
 PT Indofood Sukses Makmur.............................       930,280       612,110
 PT Indorama Synthetics Tbk............................       365,580       187,926
 PT Indosat Tbk........................................       600,500     1,362,340
 *PT Inti Indorayon Utama Tbk..........................       257,000        52,844
 PT Jakarta International Hotel and Development Tbk....       362,500       146,590
 PT Japfa Comfeed Indonesia Tbk........................        29,000         4,174
 PT Jaya Real Property.................................       305,000        37,628
 PT Kalbe Farma Tbk....................................       150,000        55,517
 PT Kawasan Industri Jababeka Tbk......................       407,333       156,344
 PT Lippo Bank (Foreign)...............................       557,000       141,254
 PT Lippo Land Development Tbk.........................       174,000        19,082
 PT Matahari Putra Prima Tbk...........................       314,000        51,652
 PT Mayora Indah Tbk...................................       288,720        55,409
 PT Modern Photo Tbk...................................       154,000       103,441
 PT Mulia Industrindo..................................       850,680       104,950
 PT Pabrik Kertas Tjiwi Kimia Tbk......................       765,821       236,202
 PT Pakuwon Jati Tbk...................................       312,000        49,184
 PT Panasia Indosyntec Tbk.............................       103,600         5,681
 PT Pdni Tbk...........................................     1,379,000       151,227
 PT Perusahaan Rokok Tjap Gudang Garam.................       961,500     2,042,939
 PT Polysindo Eka Perkasa Tbk..........................       481,000       184,619
 PT Putra Surya Perkasa................................     1,296,000       319,780
 PT Semen Cibinong (Foreign)...........................       231,000        25,332
                                                               SHARES        VALUE+
                                                         ------------  ------------
 PT Semen Gresik Tbk...................................       385,500  $    272,149
 PT Summarecon Agung...................................        87,838         8,730
 PT Tambang Timah (Persero) Tbk........................       327,000       381,014
 PT Telekomunikasi Indonesia (Persero) Tbk.............     4,316,500     3,165,628
 PT Tempo Scan Pacific.................................        19,500         7,485
 PT Tigaraksa Satria Tbk...............................        25,200        20,036
 PT Unggul Indah Corp. Tbk.............................       110,000        38,451
 PT United Tractors Tbk................................        15,000         6,991
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $30,011,241)...................................                  14,141,166
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Indonesia Rupiah.....................................                     941,876
                                                                       ------------
TOTAL INVESTMENT IN CURRENCY
  (Cost $943,909)......................................                     941,876
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Matahari Putra Rights 12/03/97
   (Cost $0)...........................................       628,000         7,748
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $30,955,150)...................................                  15,090,790
                                                                       ------------
PHILIPPINES -- (6.8%)
COMMON STOCKS -- (6.8%)
 *Aboitiz Equity Ventures, Inc.........................     2,376,400        69,593
 Ayala Land, Inc. Series B.............................     4,096,650     1,617,253
 Bacnotan Consolidated Industries, Inc.................        54,567        23,500
 *Belle Corp...........................................     4,916,000       237,120
 C & P Homes, Inc......................................     6,328,500       399,733
 *Centennial City, Inc.................................     3,285,000        28,295
 *DMCI Holdings, Inc...................................     2,164,000       114,320
 Far East Bank and Trust Co. (Foreign).................       850,100     1,171,541
 *Fil-Estate Land, Inc.................................     1,252,000        39,541
 *Filinvest Land, Inc..................................     6,021,000       266,217
 Guoco Holdings (Philippines), Inc.....................     1,080,000        28,837
 *International Container Terminal Services, Inc.......       706,500       115,620
 Ionics Circuits, Inc..................................       193,250       112,355
 La Tondena Distillers, Inc............................       453,200       237,465
 *Megaworld Properties & Holdings, Inc.................     1,695,000        43,798
 Metro Pacific Corp....................................     6,173,860       354,514
 Metropolitan Bank & Trust Co..........................       339,871     2,781,028
 *Mondragon International Philippines, Inc.............       408,840        11,738
 Petron Corp...........................................    14,050,000     1,331,180
 Philippine Long Distance Telephone Co.................        95,940     2,313,798
 *Philippine National Bank.............................       159,975       397,296
 *Philippine Savings Bank..............................       125,000        51,141
 *Pilipino Telephone Corp..............................       628,500        69,472
 RFM Corp..............................................       974,000       173,379
 Republic Glass Holding Corp...........................       331,250        13,315
 *Robinson's Land Corp. Series B.......................     1,132,000        46,151
 SM Prime Holdings, Inc................................    15,094,000     2,383,490
 *Security Bank Corp...................................       146,820        75,876
 *Southeast Asia Cement Holdings, Inc..................     3,098,780        50,712

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Union Bank of the Philippines........................       283,200  $    134,160
 Universal Robina Corp.................................     2,097,000       269,425
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $36,193,689)...................................                  14,961,863
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *RFM Corp. (Cost $31,500).............................       177,090        23,795
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Union Bank of the Philippines Rights 12/22/97 (Cost
   $0).................................................        70,272             0
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $36,225,189)...................................                  14,985,658
                                                                       ------------
THAILAND -- (5.9%)
COMMON STOCKS -- (5.9%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......         2,100           459
 *Advance Agro Public Co., Ltd.........................       243,300       217,610
 *Advance Agro Public Co., Ltd. (Foreign)..............       539,330       482,381
 Advance Info Service Public Co, Ltd...................        76,000       381,416
 Advanced Info Service Public Co., Ltd. (Foreign)......       332,100     1,732,693
 Amarin Plaza Public Co., Ltd. (Foreign)...............         7,400           993
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         4,671
 *Bangkok Bank of Commerce Public Co., Ltd.
   (Foreign)...........................................       152,949        20,140
 *Bangkok Expressway Public Co., Ltd...................       346,500       232,434
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     1,101,100       738,625
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200         4,050
 Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................       732,794        65,542
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         1,995
 *Bangkok Steel Industry Public Co., Ltd. (Foreign)....        20,000           944
 Bank of Asia Public Co., Ltd. (Foreign)...............        12,870         4,397
 Bank of Ayudhya Public Co., Ltd. (Foreign)............       714,250       496,869
 Banpu Public Co., Ltd. (Foreign)......................        33,400       179,239
 Berli Jucker Public Co., Ltd. (Foreign)...............        10,100        15,809
 Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        14,000         3,409
 Ch Karnchang Public Co., Ltd. (Foreign)...............       149,100       118,539
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................        14,000        16,000
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................         7,097           194
 Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................         2,400         8,407
 Delta Electronics (Thailand) Public Co., Ltd..........        63,500       627,900
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................        49,300       487,487
 Dusit Thani Public Co., Ltd. (Foreign)................         8,933         7,213
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Ekachart Finance and Securities Co., Ltd. (Foreign)...        10,200  $      2,509
 First Bangkok City Bank Public Co., Ltd. (Foreign)....     1,613,550       721,586
 First City Investment Public Co., Ltd. (Foreign)......        44,200         3,953
 *Five Stars Property Public Co., Ltd. (Foreign).......         3,800           151
 *GSS Array Technology Public Co., Ltd. (Foreign)......         3,200         6,519
 General Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        46,300         8,742
 Grammy Entertainment Public Co., Ltd. (Foreign).......        71,000       373,962
 Hana Microelectronics Co., Ltd. (Foreign).............        12,000        31,602
 Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        27,500        29,037
 *ITF Finance and Securities Public Co., Ltd...........         8,025           478
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................         8,700         2,486
 International Cosmetics Public Co., Ltd. (Foreign)....         3,500         4,826
 International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           318
 Italian-Thai Development Public Co., Ltd. (Foreign)...       355,000       143,323
 Jasmine International Public Co., Ltd. (Foreign)......       417,000       101,530
 *Juldis Develop Public Co., Ltd. (Foreign)............         1,000            24
 Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         6,128
 *Krisda Mahanakorn Public Co., Ltd. (Foreign).........        23,300           695
 Krung Thai Bank Public Co., Ltd. (Foreign)............     2,115,670       683,321
 Land and House Public Co., Ltd. (Foreign).............         2,065           628
 MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925           567
 Mutual Fund Public Co., Ltd. (Foreign)................           500         1,242
 *NTS Steel Group Public Co., Ltd. (Foreign)...........        35,500           882
 Nakornthon Bank Public Co., Ltd. (Foreign)............        64,134        17,129
 National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       122,400        35,732
 *Natural Park Public Co., Ltd. (Foreign)..............       192,700         2,873
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        30,000        13,416
 *Padaeng Industry Public Co., Ltd (Foreign)...........         7,800         1,415
 Phatra Thanakit Public Co., Ltd. (Foreign)............       140,400        83,717
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....        52,700        15,712
 *Poonipat Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,987         1,152

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Power-P Public Co., Ltd. (Foreign)....................         1,600  $        119
 Premier Enterprises Public Co., Ltd. (Foreign)........         6,000           984
 *Property Perfect Public Co., Ltd. (Foreign)..........        26,050           971
 Quality Houses Public Co., Ltd. (Foreign).............        18,000         1,431
 Regional Container Lines Public Co., Ltd. (Foreign)...         1,500         1,714
 Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700           736
 Saha-Union Public Co. Ltd. (Foreign)..................        48,700        24,199
 Sammakorn Public Co., Ltd. (Foreign)..................         7,500         1,453
 Sanyo Universal Electric Public Co., Ltd. (Foreign)...         6,500         3,775
 Securities One Public Co., Ltd. (Foreign).............        76,630         7,806
 Serm Suk Public Co., Ltd. (Foreign)...................         1,000         6,658
 Shangri-la Hotel Public Co., Ltd. (Foreign)...........        12,000         5,963
 Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       172,300       629,269
 Siam Cement Public Co., Ltd. (Foreign)................        27,000       211,975
 Siam City Bank Public Co., Ltd. (Foreign).............       370,000        70,782
 Siam City Cement Public Co., Ltd. (Foreign)...........       212,888       338,505
 Siam Commercial Bank Public Co., Ltd. (Foreign).......       251,000       411,577
 Siam Makro Public Co., Ltd. (Foreign).................       343,200       390,096
 Siam Pulp & Paper Co., Ltd. (Foreign).................        46,200        32,426
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900         1,135
 *Somprasong Land Public Co., Ltd. (Foreign)...........         5,400         1,020
 Srithai Superware Public Co., Ltd. (Foreign)..........        16,400         3,260
 Swedish Motors Corp. Public Co., Ltd. (Foreign).......         7,000         2,217
 TPI Polene Public Co., Ltd. (Foreign).................       258,476        25,687
 *Tanayong Public Co., Ltd. (Foreign)..................        46,000         4,686
 *Telecomasia Corp. Public Co., Ltd....................       812,300       257,312
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     3,156,600       999,915
 Thai Carbon Black Public Co., Ltd. (Foreign)..........         5,000        12,422
 Thai Danu Bank Public Co., Ltd. (Foreign).............       100,900        36,976
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         3,585
 Thai Glass Industries Public Co., Ltd. (Foreign)......        15,400        22,000
 Thai Military Bank Public Co., Ltd. (Foreign).........       733,500       218,683
 Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960       419,643
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        29,300        60,784
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       450,000  $     57,019
 Thaimex Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,100         1,426
 Tipco Asphalt Public Co., Ltd. (Foreign)..............       160,000       319,999
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........        91,828        32,510
 United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       335,200       166,559
 Wattachak Public Co., Ltd. (Foreign)..................        24,300         2,777
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $42,699,103)...................................                  12,935,125
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Thailand Baht (Cost $7,455)..........................                       5,797
                                                                       ------------
TOTAL -- THAILAND
  (Cost $42,706,558)...................................                  12,940,922
                                                                       ------------
SOUTH KOREA -- (4.9%)
COMMON STOCKS -- (4.9%)
 A-Nam Industrial Co., Ltd.............................         9,640        75,834
 *Asia Motors Co., Inc.................................        16,640        31,445
 Bank of Pusan.........................................        12,200        32,547
 Cheil Jedang Corp.....................................         5,154       105,768
 Cho Hung Bank Co., Ltd................................       111,650       292,133
 Chong Kun Dang........................................         1,317        28,716
 Chosun Brewery Co., Ltd...............................         2,870        20,663
 Commercial Bank of Korea Co., Ltd.....................        96,890       207,947
 Daegu Bank Co., Ltd...................................        30,323        83,748
 Daelim Industrial Co., Ltd............................        16,100        51,900
 Daesung Industrial Co., Ltd...........................         1,570        34,233
 Daewoo Corp...........................................        69,060       235,613
 Daewoo Electronics Co., Ltd...........................        48,330       175,219
 Daewoo Heavy Industries, Ltd..........................       214,400       978,962
 *Daewoo Motor Sales Corp..............................         9,480        34,370
 *Daewoo Securities Co., Ltd...........................        28,120       187,547
 Daewoo Telecom Co., Ltd...............................        16,090        80,760
 Dong-Ah Construction Industrial Co., Ltd..............        22,290       128,651
 Dongkuk Steel Mill Co., Ltd...........................        13,800       122,719
 *Dongsuh Securities Co., Ltd..........................        17,800        62,250
 Dongwon Securities Co., Ltd...........................        14,060        66,844
 Han Il Cement Manufacturing Co., Ltd..................         2,560        49,252
 Han Kook Tire Manufacturing Co., Ltd..................         2,206        36,971
 Hanil Bank............................................        94,610       230,559
 *Hanjin Heavy Industry Co., Ltd.......................        21,910       102,103
 *Hanjin Shipping Co., Ltd.............................         6,160        32,604
 Hankook Caprolactam Corp..............................           590        33,296
 Hansol Paper Co., Ltd.................................         8,850        74,917
 *Hanwha Chemical Corp.................................        31,691        84,816
 Hyosung T & C Co., Ltd................................         4,000        37,965
 *Hyundai Engineering & Construction Co., Ltd..........        32,700       274,015
 *Hyundai Fire & Marine Insurance Co., Ltd.............         5,360        94,871
 Hyundai Motor Co., Ltd................................         9,220       171,865
 Hyundai Motor Service Co., Ltd........................         7,470        63,235
 Hyundai Precision Industry Co., Ltd...................        19,210       101,347
 *Hyundai Securities Co., Ltd..........................        15,516        94,197

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Inchon Iron & Steel CO Ltd............................        11,641  $     94,561
 Keumkang Co., Ltd.....................................         3,060        56,255
 *Kia Motors Corp......................................        43,960       191,702
 Kolon Industries, Inc.................................         7,670        74,109
 Kookmin Bank..........................................         5,000        26,849
 Koram Bank, Ltd.......................................        25,370       136,015
 Korea Chemical Co., Ltd...............................         1,020        32,270
 Korea Electric Power Corp.............................        50,260       567,278
 Korea Exchange Bank...................................        98,990       290,325
 Korea Express Co., Ltd................................         7,340        58,996
 Korea First Bank Inc., Ltd............................        96,760       167,127
 Korea Long Term Credit Bank...........................         8,167        43,785
 Korea Zinc Co., Ltd...................................         8,770       101,236
 *Korean Air...........................................         3,000        13,236
 Kyong Nam Bank........................................        15,280        41,809
 LG Cable & Machinery, Ltd.............................        14,000        97,204
 LG Chemical, Ltd......................................        45,360       383,979
 LG Construction, Ltd..................................        14,120        63,628
 LG Electronics, Inc...................................        48,920       547,971
 LG Industrial Systems, Ltd............................        12,210       112,756
 *LG Information & Communications, Ltd.................           600        26,678
 LG Insurance Co., Ltd.................................         2,210        48,754
 *LG Securities Co., Ltd...............................        23,700       135,168
 Oriental Chemical Industries Co., Ltd.................         5,720        50,866
 Pacific Chemical Co., Ltd.............................         4,330        63,682
 Pohang Iron & Steel Co., Ltd..........................         2,580       100,156
 SK Telecom Co., Ltd...................................           130        36,682
 Sam Yang Corp.........................................         3,580        23,571
 Samchully Co., Ltd....................................         1,233        31,945
 *Samsung Aerospace Industrial Co., Ltd................        19,490        82,993
 Samsung Corp..........................................        36,890       182,952
 Samsung Display Devices, Ltd..........................         6,230       186,980
 Samsung Electro-Mechanics Co., Ltd....................        15,827       213,823
 Samsung Electronics Co., Ltd..........................         2,815       100,854
 Samsung Fine Chemicals................................         2,290        44,449
 Samsung Fire & Marine Insurance.......................           350        76,315
 *Samsung Heavy Industries Co., Ltd....................        42,100       265,667
 Seondo Electric Co., Ltd..............................           880        97,067
 *Seoul Bank...........................................        96,760       159,681
 Shinhan Bank Co., Ltd.................................           490         2,526
 Shinsegae Department Store............................         6,720        76,997
 Ssangyong Cement Industry Co., Ltd....................        17,110        59,545
 *Ssangyong Investment Securities Co., Ltd.............        16,700        38,412
 *Ssangyong Motor Co...................................        29,100       107,741
 Ssangyong Oil Refining Co., Ltd.......................        32,080       189,271
 Sungmi Telecom Electronics Co., Ltd...................         1,052        52,173
 Sunkyong, Ltd.........................................        12,310        60,524
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Tae Kwang Industrial Co., Ltd.........................           660  $    163,660
 Tae Young Corp........................................         3,280        63,384
 Tai Han Electric Wire Co..............................         5,990        33,958
 Trigem Computer, Inc..................................         3,210        18,527
 Young Poong Mining & Construction Corp................         3,296        53,266
 Yukong, Ltd...........................................        45,080       431,720
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,570,069)...................................                  10,900,960
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Korean Won (Cost $32)................................                          27
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *LG Construction, Ltd. Rights 12/05/97................         3,950             0
 *Sam Yang Corp. Rights 12/03/97.......................           286             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $23,570,101)...................................                  10,900,987
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (3.6%)
 Repurchase Agreement, Chase Manhatten Bank N.A. 5.35%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   5.875%, 02/15/00, valued at $8,195,963) to be
   repurchased at $8,038,582.
   (Cost $8,035,000)...................................  $      8,035     8,035,000
                                                                       ------------
TOTAL INVESTMENTS -- (102.9%)
  (Cost $285,216,465)++................................                 227,456,268
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-2.9%)
 Other Assets..........................................                     747,152
 Payable for Investment Securities Purchased...........                  (6,987,055)
 Payable for Fund Shares Redeemed......................                    (125,703)
 Other Liabilities.....................................                    (150,145)
                                                                       ------------
                                                                         (6,515,751)
                                                                       ------------
NET ASSETS -- (100.0%).................................                $220,940,517
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $366)..................................  $   4,421
    Interest...........................................................................        490
                                                                                         ---------
        Total Investment Income........................................................      4,911
                                                                                         ---------

EXPENSES
    Investment Advisory Services.......................................................        226
    Accounting & Transfer Agent Fees...................................................        278
    Custodian's Fee....................................................................        672
    Legal Fees.........................................................................         12
    Audit Fees.........................................................................          7
    Shareholders' Reports..............................................................          5
    Trustees' Fees and Expenses........................................................          2
    Other..............................................................................         28
                                                                                         ---------
        Total Expenses.................................................................      1,230
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................      3,681
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Net Realized Gain on Investment Securities.........................................        153
    Net Realized Gain on Foreign Currency Transactions.................................        693
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency.....................................    (61,201)
        Translation of Foreign Currency Denominated Amounts............................        (19)
                                                                                         ---------
    NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.............................    (60,374)
                                                                                         ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $ (56,693)
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                 YEAR         YEAR
                                                                                                 ENDED        ENDED
                                                                                               NOV. 30,     NOV. 30,
                                                                                                 1997         1996
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................................   $   3,681   $     1,803
    Net Realized Gain on Investment Securities..............................................         153            43
    Net Realized Gain (Loss) on Foreign Currency Transactions...............................         693           (78)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..........................................     (61,201)        5,536
        Translation of Foreign Currency Denominated Amounts.................................         (19)            7
                                                                                              -----------  -----------
        Net Increase (Decrease) in Net Assets Resulting from Operations.....................     (56,693)        7,311
                                                                                              -----------  -----------
TRANSACTIONS IN INTEREST
    Contributions...........................................................................     130,588       108,247
    Withdrawals.............................................................................     (15,029)       (2,834)
                                                                                              -----------  -----------
        Net Increase From Transactions in Interest..........................................     115,559       105,413
                                                                                              -----------  -----------
        Total Increase......................................................................      58,866       112,724
NET ASSETS
    Beginning of Period.....................................................................     162,075        49,351
                                                                                              -----------  -----------
    End of Period...........................................................................   $ 220,941   $   162,075
                                                                                              -----------  -----------
                                                                                              -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                        YEAR            YEAR            YEAR           APRIL 25
                                       ENDED           ENDED           ENDED              TO
                                      NOV. 30,        NOV. 30,        NOV. 30,         NOV. 30,
                                        1997            1996            1995             1994
                                     ----------      ----------      ----------       ----------

Net Asset Value, Beginning of
  Period...........................       N/A+            N/A+            N/A+             N/A+
                                     ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............         --              --              --               --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......         --              --              --               --
                                     ----------      ----------      ----------       ----------
  Total from Investment
    Operations.....................         --              --              --               --
                                     ----------      ----------      ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income............         --              --              --               --
  Net Realized Gains...............         --              --              --               --
                                     ----------      ----------      ----------       ----------
  Total Distributions..............         --              --              --               --
                                     ----------      ----------      ----------       ----------
Net Asset Value, End of Period.....       N/A+            N/A+            N/A+             N/A+
                                     ----------      ----------      ----------       ----------
                                     ----------      ----------      ----------       ----------
Total Return.......................       N/A+            N/A+            N/A+             N/A+

Net Assets, End of Period
  (thousands)......................  $ 220,941       $ 162,075        $ 49,351         $ 15,724
Ratio of Expenses to Average Net
  Assets...........................       0.54%           0.66%           0.87%            1.49%*
Ratio of Net Investment Income to
  Average Net Assets...............       1.63%           1.63%           1.70%            0.56%*
Portfolio Turnover Rate............       0.54%           0.37%           8.17%            1.28%*
Average Commission Rate (1)........  $  0.0010       $  0.0010             N/A              N/A

--------------

*  Annualized

#  Non-Annualized

+  Not applicable as The Emerging Markets Series is organized as a partnership.

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers fourteen portfolios, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1997.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1997, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 122,268
Sales..................................................      1,156

E. INVESTMENT TRANSACTIONS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.........................  $   48,328
Gross Unrealized Depreciation.........................    (106,088)
                                                        ----------
Net...................................................  $  (57,760)
                                                        ----------
                                                        ----------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The Emerging Markets Series, as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The Emerging Markets Series, as of November 30, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998